Annual Total Returns[BarChart] - Hartford Multifactor Developed Markets ex-US ETF - Hartford Multifactor Developed Markets (ex-US) ETF	2016	2017	2018	2019	2020
Total	3.25%	25.75%	(9.74%)	17.10%	(0.22%)